Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 9.6	$ 10.1
Common Stock, Shares Authorized	400,000,000	400,000,000
Common shares issued	182,066,980	103,571,941
Common shares outstanding	182,066,980	103,571,941
Series A Preferred Stock [Member]
Preferred shares authorized	5,000,000	5,000,000
Preferred shares issued	2,000,000	2,000,000
Preferred shares issued	2,000,000	2,000,000